Financial Investments and Derivatives - Schedule of Financial Investments - Securities (Details) - BRL (R$) R$ in Thousands		Jun. 30, 2026		Dec. 31, 2025
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		R$ 418,464		R$ 42,435
Financial assets measured at fair value through other comprehensive income		3,203,466		3,000,551
Financial assets measured at amortized cost		2,509,765		2,891,089
Total		6,131,695		5,934,075
Other Investments [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		6
Government Bonds - LFT [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss	[2]	104,789	[1]	35,203
Financial assets measured at fair value through other comprehensive income	[1],[2]	3,202,403		2,999,516
Investment Fund Quotas [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		313,669
Financial assets measured at amortized cost		107,539		99,926
Other Investments [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss				7,232
Government Bonds – NTN-B [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[3]	1,063		1,035
Government Bonds - LTN [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[4]	585,826		965,840	[5]
Government Bonds - NTN-F [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[6]	1,816,398		1,825,323
Cost Value [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		418,465		42,427
Financial assets measured at fair value through other comprehensive income		3,202,128		2,997,634
Financial assets measured at amortized cost		2,531,623		2,883,764
Total		6,152,216		5,923,825
Cost Value [Member] | Other Investments [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		6
Cost Value [Member] | No Maturity [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		313,669
Financial assets measured at fair value through other comprehensive income
Financial assets measured at amortized cost		107,539		99,926
Total		421,208		99,926
Cost Value [Member] | No Maturity [Member] | Other Investments [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss
Cost Value [Member] | Up to 30 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		2
Financial assets measured at fair value through other comprehensive income		968,257		818,751
Financial assets measured at amortized cost		682,710		199,880
Total		1,650,969		1,018,631
Cost Value [Member] | Up to 30 days [Member] | Other Investments [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		2
Cost Value [Member] | From 181 to 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		37,616
Financial assets measured at fair value through other comprehensive income		727,087		114,037
Financial assets measured at amortized cost				141,957
Total		764,703		255,994
Cost Value [Member] | From 181 to 365 days [Member] | Other Investments [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		2
Cost Value [Member] | Over 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		67,178		42,426
Financial assets measured at fair value through other comprehensive income		1,506,785		2,022,256
Financial assets measured at amortized cost		1,741,374		2,344,670
Total		3,315,337		4,409,352
Cost Value [Member] | Over 365 days [Member] | Other Investments [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		2
Cost Value [Member] | Government Bonds - LFT [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss	[2]	104,790	[1]	35,195
Financial assets measured at fair value through other comprehensive income	[1],[2]	3,201,049		2,996,600
Cost Value [Member] | Government Bonds - LFT [Member] | No Maturity [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss	[2]		[1]
Financial assets measured at fair value through other comprehensive income	[1],[2]
Cost Value [Member] | Government Bonds - LFT [Member] | Up to 30 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss	[2]		[1]
Financial assets measured at fair value through other comprehensive income	[1],[2]	968,257		818,751
Cost Value [Member] | Government Bonds - LFT [Member] | From 181 to 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss	[2]	37,614	[1]
Financial assets measured at fair value through other comprehensive income	[1],[2]	727,087		114,037
Cost Value [Member] | Government Bonds - LFT [Member] | Over 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss	[2]	67,176	[1]	35,195
Financial assets measured at fair value through other comprehensive income	[1],[2]	1,505,705		2,021,222
Cost Value [Member] | Investment Fund Quotas [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		313,669
Financial assets measured at amortized cost		107,539		99,926
Cost Value [Member] | Investment Fund Quotas [Member] | No Maturity [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		313,669
Financial assets measured at amortized cost		107,539		99,926
Cost Value [Member] | Investment Fund Quotas [Member] | Up to 30 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss
Financial assets measured at amortized cost
Cost Value [Member] | Investment Fund Quotas [Member] | From 181 to 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss
Financial assets measured at amortized cost
Cost Value [Member] | Investment Fund Quotas [Member] | Over 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss
Financial assets measured at amortized cost
Cost Value [Member] | Other Investments [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss				7,232
Cost Value [Member] | Other Investments [Member] | No Maturity [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss
Cost Value [Member] | Other Investments [Member] | Up to 30 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss
Cost Value [Member] | Other Investments [Member] | From 181 to 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss
Cost Value [Member] | Other Investments [Member] | Over 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss				7,231
Cost Value [Member] | Government Bonds – NTN-B [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[3]	1,080		1,034
Cost Value [Member] | Government Bonds – NTN-B [Member] | No Maturity [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[3]
Cost Value [Member] | Government Bonds – NTN-B [Member] | Up to 30 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[3]
Cost Value [Member] | Government Bonds – NTN-B [Member] | From 181 to 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[3]
Cost Value [Member] | Government Bonds – NTN-B [Member] | Over 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[3]	1,080		1,034
Cost Value [Member] | Government Bonds - LTN [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[4]	580,128		950,131	[5]
Cost Value [Member] | Government Bonds - LTN [Member] | No Maturity [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[4]				[5]
Cost Value [Member] | Government Bonds - LTN [Member] | Up to 30 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[4]	149,955		199,880	[5]
Cost Value [Member] | Government Bonds - LTN [Member] | From 181 to 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[4]			141,957	[5]
Cost Value [Member] | Government Bonds - LTN [Member] | Over 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[4]	430,173		510,963	[5]
Cost Value [Member] | Government Bonds - NTN-F [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[6]	1,843,956		1,833,707
Cost Value [Member] | Government Bonds - NTN-F [Member] | No Maturity [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[6]
Cost Value [Member] | Government Bonds - NTN-F [Member] | Up to 30 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[6]	532,755
Cost Value [Member] | Government Bonds - NTN-F [Member] | From 181 to 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[6]
Cost Value [Member] | Government Bonds - NTN-F [Member] | Over 365 days [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[6]	1,311,201		1,833,707
Adjustment to fair value [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss		1		8
Financial assets measured at fair value through other comprehensive income		1,338		2,917
Financial assets measured at amortized cost		(21,860)		7,325
Total		(20,523)		10,250
Adjustment to fair value [Member] | Other Investments [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss
Adjustment to fair value [Member] | Government Bonds - LFT [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss	[2]	1	[1]	8
Financial assets measured at fair value through other comprehensive income	[1],[2]	1,354		2,916
Adjustment to fair value [Member] | Investment Fund Quotas [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss
Financial assets measured at amortized cost
Adjustment to fair value [Member] | Other Investments [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through profit or loss
Adjustment to fair value [Member] | Government Bonds – NTN-B [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at fair value through other comprehensive income	[3]	(16)		1
Adjustment to fair value [Member] | Government Bonds - LTN [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[4]	5,698		15,709	[5]
Adjustment to fair value [Member] | Government Bonds - NTN-F [Member]
Schedule of Financial Investments - Securities [Line Items]
Financial assets measured at amortized cost	[6]	R$ (27,558)		R$ (8,384)

[1]	The Group allocated the guarantees for credit card transactions in LFT; refer to note 12.1.2 for further details.
[2]	Treasury Selic (LFT): Variable interest rate bonds whose returns follow the variation of the SELIC. The Group makes the investment and receives the face value (amount invested plus interest) on the maturity date of the bond.
[3]	National Treasury Notes (NTN-B): Variable income securities whose yield follows the variation of the Brazilian official inflation index (The IPCA (Índice de Preços ao Consumidor Amplo) is Brazil’s official consumer price inflation index which measures the change in the cost of a basket of consumer goods and services and is calculated by the Brazilian Institute of Geography and Statistics (IBGE) “IPCA”) plus a fixed-rate coupon. The Group makes the investment and receives the nominal value (amount invested adjusted for IPCA variation plus interest) on the security’s maturity date.
[4]	Fixed Treasury (LTN): Government bonds with a fixed interest rate at the time of purchase. The Group makes the investment and receives the face value (amount invested plus interest), on the maturity date of the bond.
[5]	In June 2025 the business model was changed and approved by Management to reclassify a financial asset previously classified as Fair Value through Other Comprehensive Income (FVOCI) on December 31, 2024 to Financial assets measured at amortized cost. This adjustment occurred on July 1, 2025, related to the Mark-to-Market (MTM) valuation, resulting in a financial impact of R$ 24,696, so that it is measured as if it had been originally classified in the Amortized Cost category.
[6]	National Treasury Note (NTN-F): Government bonds with a fixed interest rate at the time of purchase. The Group makes the investment and receives the face value (amount invested plus interest), on the maturity date of the bond.